STOCKHOLDER'S EQUITY - Common Stock Shares (Details)			12 Months Ended
	Mar. 23, 2021 shares	Feb. 25, 2021 shares	Dec. 31, 2022 Vote $ / shares shares	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Common Stock
STOCKHOLDER'S EQUITY
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote			1	1
Common stock, shares outstanding			585,275	3,316,819
Class A Common Stock Subject to Redemption
STOCKHOLDER'S EQUITY
Common Stock, subject to possible redemption			11,500,000		11,500,000
Class A Common Stock Not Subject to Redemption
STOCKHOLDER'S EQUITY
Common stock, shares outstanding			585,275	585,275
Common Stock, subject to possible redemption			585,275		585,275
Common shares, shares issued			12,085,275		12,085,275
Common shares, shares outstanding			12,085,275		12,085,275
Class B Common Stock
STOCKHOLDER'S EQUITY
Common stock, shares authorized			10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote			1	1
Common stock, shares issued			4,253,517	4,253,517	2,875,000
Common stock, shares outstanding			4,253,517	4,253,517	2,875,000
Initial business combination shares issuable as percent of outstanding share			20.00%	20.00%
Class B Common Stock | Sponsor | Chief Executive Officer
STOCKHOLDER'S EQUITY
Number of shares transferred		15,000
Class B Common Stock | Sponsor | Chief Financial Officer
STOCKHOLDER'S EQUITY
Number of shares transferred		15,000
Class B Common Stock | Sponsor | Independent Directors
STOCKHOLDER'S EQUITY
Number of shares transferred	5,000	5,000
Class B Common Stock | ARC | Second Amendment to the Introducing Advisor Agreement
STOCKHOLDER'S EQUITY
Number of shares granted			1,378,517
Class B Common Stock | ARC | Founder Shares
STOCKHOLDER'S EQUITY
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights			143,766
Class B Common Stock | ARC | Founder Shares | Second Amendment to the Introducing Advisor Agreement
STOCKHOLDER'S EQUITY
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of shares granted			1,379,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights			143,766